CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 4,884,997	$ 569,298
Accounts receivable, related party	0	177,519
Production receivable	4,270
Prepayments - development costs	106,480	150,000
Prepaid expenses	70,908	62,300
Total current assets	5,066,655	959,117
Oil and natural gas properties, net	119,538,170	79,695,928
Other assets	105,179	80,179
TOTAL ASSETS	124,710,004	80,735,224
Current liabilities:
Accounts payable	1,285,641	3,891,649
Prepayments, working interest owners	5,611,892
Accounts and Note Payable - Meta		22,573,724
Note Payable - Related Party	41,589,362	2,000,000
Accrued interest payable	3,191,007	1,571,336
Total current liabilities	51,677,902	30,036,709
Asset retirement obligations	264,826	246,866
Total liabilities	51,942,728	30,283,575
Stockholders’ equity:
Preferred stock, par value $0.0001, 50,000,000 shares authorized; -0- issued and outstanding September 30, 2023 and December 31, 2022
Common stock, par value $0.0001; 500,000,000 shares authorized; 248,830,516 issued and outstanding at September 30, 2023; 165,472,241 issued and outstanding at December 31, 2022	24,883	16,547
Additional paid-in capital	80,971,349	51,345,640
Accumulated deficit	(8,228,956)	(910,538)
Total stockholders’ equity	72,767,276	50,451,649
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 124,710,004	$ 80,735,224